Segment Reporting - Summarized financial information of segments (Details) - USD ($) $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues from customers										$ 193,919	$ 184,765	$ 177,526
Net investment income										660	21	20
Total revenues	$ 54,424	$ 47,490	$ 46,922	$ 45,743	$ 48,391	$ 46,186	$ 45,689	$ 44,520	$ 194,579	194,579	184,786	177,546
Adjusted operating income (loss)									11,261	11,261	10,825	11,421
Depreciation and amortization										2,718	2,479	2,475
Additions to property and equipment										2,123	2,049	2,279
Interest income										(536)	0	0
Proceeds from issuance of 2018 Notes										44,343	0	3,455
Operating Segments | Pharmacy Services
Segment Reporting Information [Line Items]
Revenues from customers										134,736	130,822	119,267
Net investment income										0	0	0
Total revenues									134,736	134,736	130,822	119,267
Adjusted operating income (loss)									4,955	4,955	4,628	4,380
Depreciation and amortization										710	710	713
Additions to property and equipment										326	311	295
Co-payments										11,400	10,800	10,500
Operating Segments | Retail/LTC
Segment Reporting Information [Line Items]
Revenues from customers										83,989	79,398	81,100
Net investment income										0	0	0
Total revenues									83,989	83,989	79,398	81,100
Adjusted operating income (loss)									7,403	7,403	7,475	8,221
Depreciation and amortization										1,698	1,651	1,642
Additions to property and equipment										1,350	1,398	1,732
Operating Segments | Health Care Benefits
Segment Reporting Information [Line Items]
Revenues from customers										8,904	3,582	3,069
Net investment income										58	5	2
Total revenues									8,962	8,962	3,587	3,071
Adjusted operating income (loss)									528	528	359	428
Depreciation and amortization										172	2	1
Additions to property and equipment										46	0	0
Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Revenues from customers										4	0	0
Net investment income										602	16	18
Total revenues									606	606	16	18
Adjusted operating income (loss)									(856)	(856)	(896)	(887)
Depreciation and amortization										138	116	119
Additions to property and equipment										401	340	252
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues from customers										(33,714)	(29,037)	(25,910)
Net investment income										0	0	0
Total revenues									(33,714)	(33,714)	(29,037)	(25,910)
Adjusted operating income (loss)									$ (769)	(769)	(741)	(721)
Depreciation and amortization										0	0	0
Additions to property and equipment										0	$ 0	$ 0
Senior Notes | Operating Segments
Segment Reporting Information [Line Items]
Proceeds from issuance of 2018 Notes										40,000
Senior Notes | Operating Segments | Corporate/Other
Segment Reporting Information [Line Items]
Interest income										$ 536